Revenue - Schedule of Deferred Revenue Movement (Details) - Deferred Revenue [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	$ 1,950,458	$ 1,552,074
Deferred revenue, additions	4,596,168	6,450,062
Deferred revenue, Revenue	(3,820,761)	(5,826,321)
Deferred revenue, FX rate Adj	(241,282)	(225,357)
Deferred revenue, ending balance	2,484,583	1,950,458
Deferred Revenue [Member]
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	1,950,458	1,552,074
Deferred revenue, additions	4,596,168	6,450,062
Deferred revenue, Revenue	(3,820,761)	(5,826,321)
Deferred revenue, FX rate Adj	(241,282)	(225,357)
Deferred revenue, ending balance	$ 2,484,583	$ 1,950,458